Condensed Financial Information of the Parent Company Only (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 1,988	$ 1,884	$ 1,412	$ 1,998	$ 1,994	$ 2,540	$ 1,927	$ 2,138	$ 7,282	$ 8,599	$ 7,654
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation expense									17	10	20
Other, net									(267)	(252)	2,355
Net cash (used) provided by operating activities									13,531	13,342	13,554
Cash flows from investing activities:
Net cash provided by investing activities									(94,235)	(50,230)	(17,096)
Cash flows from financing activities:
Cash dividends paid - common stock									(1,097)	(1,058)	(1,017)
Purchase of treasury stock									(623)	(33)	0
Net cash used in financing activities									79,322	22,456	17,912
Net (decrease) increase in cash and due from banks									(1,382)	(14,432)	14,370
Cash and cash equivalents, beginning of year				28,377				42,809	28,377	42,809	28,439
Cash and cash equivalents, end of year	26,995				28,377				26,995	28,377	42,809
HAWTHORN BANCSHARES, INC.
Cash flows from operating activities:
Net income									7,282	8,599	7,654
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries									(9,432)	(9,926)	(7,010)
Stock based compensation expense									17	10	20
Increase in deferred tax asset									(442)	(127)	(1,415)
Other, net									769	732	1,942
Net cash (used) provided by operating activities									(1,806)	(712)	1,191
Cash flows from investing activities:
Investment in subsidiary									2,500	5,750	400
Net cash provided by investing activities									2,500	5,750	400
Cash flows from financing activities:
Cash dividends paid - common stock									(1,097)	(1,058)	(1,017)
Purchase of treasury stock									(623)	(33)	0
Net cash used in financing activities									(1,720)	(1,091)	(1,017)
Net (decrease) increase in cash and due from banks									(1,026)	3,947	574
Cash and cash equivalents, beginning of year				$ 4,971				$ 1,024	4,971	1,024	450
Cash and cash equivalents, end of year	$ 3,945				$ 4,971				$ 3,945	$ 4,971	$ 1,024